Consolidated Statements of Cash Flows ¥ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Cash flows from operating activities
Net loss	$ (2,655,477)	$ (3,785,383)	$ (30,113,504)	$ (7,446,001)	$ (9,768,372)
Adjustments to reconcile net loss to cash used in operating activities
Provision for credit losses	23,132	141,639	2,763,188	(301,002)
Provision for Doubtful Accounts					1,211,221
Provision of obsolete inventory	148,912	261,851	(773,119)	184,713	323,802
Deletion of obsolete inventory	(419,712)	(1,464,982)
Depreciation and amortization expense	60,221	724,050	1,713,096	1,385,840	1,998,487
Interest on lease liabilities	3,678	3,718
Impairment of Property, plant and equipment			10,350,589
Amortization of operating and finance right-of-use assets	820,287	786,835	1,582,452	1,607,292	1,944,270
(Gain) loss on disposals of property, plant and equipment	(66,138)	175,292	52,220		388,907
Gain from debt forgiveness	(7,218)
Reversal for expired warranty	(153,845)		(674,122)	42,176	256,433
Unrealized gain on short-term investment			(28,594)
Transaction costs related to the issuance of consultant shares			9,000,000
Changes in operating assets and liabilities:
Notes receivable		15,246	15,287	596,254	(1,680,520)
Accounts receivable	(276,816)	268,473	(288,633)	531,003	112,596
Inventories	381,238	2,031,431	2,163,935	1,261,751	2,702,757
Amounts due from related parties			(69,237)		(14,646)
Prepaid expenses and other current assets	(28,014)	45,256	(355,151)	234,542	1,133,867
Deferred closing costs				(231,931)
Retention receivables	99,183	(137,465)	434,135	604,712	969,060
Accounts and notes payable	50,904	(38,651)	(73,656)	(1,896,383)	(4,250,450)
Amounts due to related parties	140,972	(77,095)	(42,016)	115,330	(1,557)
Contract liabilities	150,313	12,750	91,894	(1,582,264)	4,359,556
Accrued expenses and other current liabilities	156,703	(283,440)	1,600,448	626,965	(541,582)
Product warranty liability	(38,229)	(35,019)	(172,852)	(1,327,270)	(3,564,562)
Operating lease liability					(181,321)
Other non-current assets				(98,855)
Net cash used in operating activities	(1,609,906)	(1,355,494)	(2,823,640)	(5,693,128)	(4,602,054)
Cash flows from investing activities
Purchase of property, plant and equipment	(62,254)		(976)	(548,931)	(1,153,874)
Proceeds from sales of property, plant and equipment		118,904			83,254
Placement of short-term investments			(7,000,000)
Issuance of promissory note receivable		(500,000)	(775,000)
Net cash used in investing activities	(62,254)	(381,096)	(7,775,976)	(548,931)	(1,070,620)
Cash flows from financing activities
Proceeds from bank borrowings					742,969
Repayments of bank borrowings				(706,108)	(5,052,192)
Proceeds from factoring loan related to notes receivable					1,619,673
Proceeds from capital contribution				4,236,649	1,396,555
Capital injection from share capital shareholders			1,054
Proceeds from issuance of mezzanine equity					9,742,132
Proceeds from borrowings from related parties	1,280,093		13,897	564,887
Repayment of borrowings to related parties					(28,233)
Proceeds from borrowings from third parties	322,045	935,551	4,350,790	2,010,327	237,230
Repayments of borrowings to third parties	(31,269)	(275,814)	(526,703)	(475,632)	(4,442,437)
Proceeds from loan payable with pledged assets				985,929
Repayments of loan payable with pledged assets		(242,552)	(243,200)	(246,482)
Payments of promissory note		2,520,467
Deferred offering costs		(149,758)
Proceeds from PIPE financing			7,000,000
Net cash provided by financing activities	1,570,869	2,787,894	10,595,838	6,369,570	4,215,697
Effect of changes of foreign exchange rates on cash	(16,182)	(42,036)	13,197	(984,483)	1,271,352
Net decrease in cash	(117,473)	1,009,268	9,419	(856,972)	(185,625)
Cash and cash equivalents and restricted cash, beginning of period	318,001	308,582	308,582	1,165,554	1,351,179
Cash and cash equivalents and restricted cash, end of period	200,528	1,317,850	318,001	308,582	1,165,554
Supplemental disclosures of cash flow information
Cash paid for interest		30,759	22,876	60,492	453,211
Income taxes paid				2,155
Non-cash investing and financing activities
Payable for purchase of property, plant and equipment				315,933	735,488
Lease liabilities arising from obtaining right-of-use assets	311,871				1,220,971
Other income due to debt forgiven by a third party				375,701
Reclassification of mezzanine equity to permanent equity				9,715,267
Unpaid deferred offering cost related with reverse recapitalization			69,190
Net liabilities acquired in the reverse recapitalization			3,433,249
Issuance of consultant shares			9,000,000
Cash and cash equivalents, beginning of the period	146,514	756	756	918,359
Restricted cash, beginning of the period	171,487	307,826	307,826	247,195
Total cash, cash equivalents and restricted cash at beginning of the period	318,001	$ 308,582	308,582	1,165,554
Cash and cash equivalents, end of the period	74,623		146,514	756	918,359
Restricted cash, end of the period	125,905		171,487	307,826	247,195
Total cash, cash equivalents and restricted cash at end of the period	$ 200,528		$ 318,001	$ 308,582	$ 1,165,554